LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		$ 989,829,569		$ 743,327,057
Accounts payable, non-current		295,279		619,587
Accounts payable related entities	10,790,089	10,790,089	19,777,812	19,777,812
Other provisions, non-current		48,734,936		67,038,566
Deferred tax liabilities		153,669,547		169,449,747
Employee benefits non-current provisions		13,635,558		10,173,354
Other non-financial liabilities, non-current		21,472,048
Income taxes payable, non-current		20,597
Total non-current liabilities		1,238,447,623		1,010,386,123	$ 930,927,845
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		31,811,687		34,794,568
Accounts payable, non-current		295,279		619,587
Accounts payable related entities		10,790,089		19,777,812
Other provisions, non-current		789,016		968,404
Deferred tax liabilities		10,677,151		12,834,788
Employee benefits non-current provisions		911,873		1,114,051
Other non-financial liabilities, non-current		35,315
Income taxes payable, non-current		20,597
Total non-current liabilities		55,331,007		70,109,210
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		279,600,958		299,661,490
Other provisions, non-current		47,945,920		66,070,162
Deferred tax liabilities		38,508,424		49,848,536
Employee benefits non-current provisions		145,165		148,954
Other non-financial liabilities, non-current		21,436,733
Total non-current liabilities		387,637,200		415,729,142
More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		678,416,924		408,870,999
Deferred tax liabilities		104,483,972		106,766,423
Employee benefits non-current provisions		12,578,520		8,910,349
Total non-current liabilities		795,479,416		524,547,771
USD
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		467,393,445		272,209,701
Total non-current liabilities		467,393,445		272,209,701
USD | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		366,652		509,366
Total non-current liabilities		366,652		509,366
USD | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		259,746,604		271,700,335
Total non-current liabilities		259,746,604		271,700,335
USD | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		207,280,189
Total non-current liabilities		207,280,189
UF
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		452,572,616		447,605,640
Deferred tax liabilities				1,298,050
Total non-current liabilities		452,572,616		448,903,690
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		24,669,188		22,584,954
Total non-current liabilities		24,669,188		22,584,954
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		13,214,387		24,627,105
Total non-current liabilities		13,214,387		24,627,105
UF | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		414,689,041		400,393,581
Deferred tax liabilities				1,298,050
Total non-current liabilities		414,689,041		401,691,631
CLP
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		59,657,855		7,926,056
Accounts payable, non-current		293,176		618,509
Deferred tax liabilities		93,455,766		91,901,848
Employee benefits non-current provisions		13,102,418		9,520,890
Other non-financial liabilities, non-current		20,597
Total non-current liabilities		166,529,812		109,967,303
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		4,089,001		7,926,056
Accounts payable, non-current		293,176		618,509
Deferred tax liabilities		1,604,289		1,449,404
Employee benefits non-current provisions		378,733		461,587
Other non-financial liabilities, non-current		20,597
Total non-current liabilities		6,385,796		10,455,556
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		4,000,000
Deferred tax liabilities		1,070,325		181,418
Employee benefits non-current provisions		145,165		148,954
Total non-current liabilities		5,215,490		330,372
CLP | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		51,568,854
Deferred tax liabilities		90,781,152		90,271,026
Employee benefits non-current provisions		12,578,520		8,910,349
Total non-current liabilities		154,928,526		99,181,375
BRL
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		9,913,088		15,130,982
Accounts payable related entities		10,790,089		19,777,812
Other provisions, non-current		47,945,920		66,070,162
Deferred tax liabilities		37,438,099		49,667,118
Other non-financial liabilities, non-current		21,436,733
Total non-current liabilities		127,523,929		150,646,074
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		2,394,281		3,319,514
Accounts payable related entities		10,790,089		19,777,812
Total non-current liabilities		13,184,370		23,097,326
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		2,639,967		3,334,050
Other provisions, non-current		47,945,920		66,070,162
Deferred tax liabilities		37,438,099		49,667,118
Other non-financial liabilities, non-current		21,436,733
Total non-current liabilities		109,460,719		119,071,330
BRL | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		4,878,840		8,477,418
Total non-current liabilities		4,878,840		8,477,418
ARS
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		128,930		55,222
Accounts payable, non-current		2,103		1,078
Other provisions, non-current		789,016		968,404
Deferred tax liabilities		9,072,862		11,385,384
Employee benefits non-current provisions				88,090
Other non-financial liabilities, non-current		35,315
Total non-current liabilities		10,028,226		12,498,178
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		128,930		55,222
Accounts payable, non-current		2,103		1,078
Other provisions, non-current		789,016		968,404
Deferred tax liabilities		9,072,862		11,385,384
Employee benefits non-current provisions				88,090
Other non-financial liabilities, non-current		35,315
Total non-current liabilities		10,028,226		12,498,178
PGY
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		163,635		399,456
Deferred tax liabilities		13,702,820		15,197,347
Employee benefits non-current provisions		533,140		564,374
Total non-current liabilities		14,399,595		16,161,177
PGY | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		163,635		399,456
Employee benefits non-current provisions		533,140		564,374
Total non-current liabilities		696,775		963,830
PGY | More than 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities		13,702,820		15,197,347
Total non-current liabilities		$ 13,702,820		$ 15,197,347